SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basic And Diluted Loss Per Share
(Loss) attributable to equity holders of the company	$ (6,268,197)	$ (3,353,507)	$ (1,544,059)
Weighted average number of ordinary shares in issue	979,212,888	672,767,629	595,474,039
Basic and dilutive loss per share (cents per share)	$ (0.01)	$ (0.01)	$ (0.00)